8. EMPLOYEE EQUITY INCENTIVE PLANS (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Options Outstanding-Number of Shares
Beginning Balance	5,225,000
Granted	691,250
Exercised	(105,789)
Cancelled
Ending Balance	6,010,461	5,225,000
Options Outstanding-Weighted Average Exercise Price
Beginning Balance	$ 0.59
Granted	0.97
Exercised	$ 0.5
Cancelled
Ending Balance	$ 0.63	$ 0.59
Balance as of December 31	9 years 1 month 6 days
Exercisable as of December 31 and expected to vest thereafter		1 year 8 months 12 days
Employee Stock Options
Options Outstanding-Number of Shares
Beginning Balance	5,425,000	2,050,000	0
Granted		3,925,000	2,050,000
Exercised		(250,000)
Cancelled		(300,000)
Ending Balance		5,425,000	2,050,000
Options Outstanding-Weighted Average Exercise Price
Beginning Balance	$ 0.59	$ 0.1	$ 0
Granted		0.8	0.1
Exercised		0.1
Cancelled		0.1
Ending Balance		$ 0.59	$ 0.1
Balance as of December 31		9 years 7 months 6 days	9 years 7 months 6 days
Exercisable at December 31		9 years 3 months 19 days	9 years 7 months 6 days
Exercisable as of December 31 and expected to vest thereafter		9 years 1 month 6 days